Property, plant and equipment - Summary of Movements in Leased Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	€ 10,347
Property, plant and equipment at end of period	10,770	€ 10,347
Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	1,514
Property, plant and equipment at end of period	1,354	1,514
Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	1,206
Property, plant and equipment at end of period	1,075	1,206
Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	308
Property, plant and equipment at end of period	279	308
Cost | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	3,328	3,407
Additions through business combinations	0	4
Additions	392	373
Disposals and other movements	(411)	(504)
Hyperinflationary adjustment	3	(18)
Reclassification as held for sale	1	(64)
Currency retranslation	(8)	130
Property, plant and equipment at end of period	3,305	3,328
Cost | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	2,667	2,639
Additions through business combinations	0	4
Additions	281	263
Disposals and other movements	(303)	(259)
Hyperinflationary adjustment	3	(18)
Reclassification as held for sale	1	(61)
Currency retranslation	6	99
Property, plant and equipment at end of period	2,655	2,667
Cost | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	661	768
Additions through business combinations	0	0
Additions	111	110
Disposals and other movements	(108)	(245)
Hyperinflationary adjustment	0	0
Reclassification as held for sale	0	(3)
Currency retranslation	(14)	31
Property, plant and equipment at end of period	650	661
Accumulated depreciation | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,814)	(1,758)
Depreciation charge for the year	(440)	(430)
Disposals and other movements	296	410
Reclassification as held for sale	2	35
Currency retranslation	5	(71)
Property, plant and equipment at end of period	(1,951)	(1,814)
Accumulated depreciation | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(1,461)	(1,311)
Depreciation charge for the year	(322)	(307)
Disposals and other movements	205	177
Reclassification as held for sale	2	33
Currency retranslation	(4)	(53)
Property, plant and equipment at end of period	(1,580)	(1,461)
Accumulated depreciation | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property, plant and equipment at beginning of period	(353)	(447)
Depreciation charge for the year	(118)	(123)
Disposals and other movements	91	233
Reclassification as held for sale	0	2
Currency retranslation	9	(18)
Property, plant and equipment at end of period	€ (371)	€ (353)